Consolidated Statements of Comprehensive Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss) for the year	R$ 124,858	R$ (9,151,371)	R$ (2,380,456)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Post-employment benefit	(1,014)	2,811	(2,175)
Total comprehensive income (loss)	R$ 123,844	R$ (9,148,560)	R$ (2,382,631)